Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	As of December 31,
	2019	2020
Copyright (Note 12( a ))	15,573	20,242
Computer software	862	862
Domain name	484	484
Less: Accumulated amortization	(1,357)	(7,404)
Add: translation difference	(21)	157

Intangible assets, net	15,541	14,341